Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2012 amounts to $242 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	March 31, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,216	1,216	1,112	1,112
Restricted cash	78	78	58	58
Short-term debt	(51)	(51)	(30)	(30)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,722)	(1,861)	(1,715)	(1,857)
Long-term debt at fair value	(676)	(676)	(758)	(758)
Derivatives	(50)	(50)	(93)	(93)
Marketable equity securities - available for sale	85	85	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	92	92	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

Fair value of the derivative liabilities split by accounting designation

		At March 31, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(49)	(49)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(50)	(50)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Three months ended March 31,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	43	14
	Warrants on shares	-	3
	Fair value movement on mandatory convertible bonds	81	24

	Non-hedge derivative gain and movement on bonds	124	41

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)